JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — 86.6%(a)
Aerospace & Defense — 0.8%
Spirit AeroSystems, Inc. Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 1/15/2025(b)	1,517	1,526
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.34%, 12/9/2025(b)	3,325	3,279

		4,805

Airlines — 0.7%
JetBlue Airways Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 6.25%, 6/17/2024(b)	1,449	1,480
WestJet Airlines Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026(b)	2,622	2,544

		4,024

Auto Components — 1.7%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028(b)	2,736	2,738
Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 10/1/2025(b)	3,439	3,382
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 1/31/2028(b)	3,076	3,076
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028(b)	1,110	1,113

		10,309

Beverages — 0.5%
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(b)	2,778	2,774

Building Products — 0.9%
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.38%, 7/31/2026(b)	1,222	1,225
American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027(b)	2,380	2,374
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 11/21/2024(b)	1,828	1,821

		5,420

Capital Markets — 0.4%
Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027(b)	2,628	2,639

Chemicals — 3.7%
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.95%, 6/1/2024(b)(c)	1,598	1,589
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.50%, 3/31/2027(b)	3,628	3,615
Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 12/31/2027(b)	2,860	2,856
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026(b)	2,266	2,272
INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 1/29/2026(b)	1,500	1,493
Momentive Performance Materials, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 5/15/2024(b)	2,119	2,104
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025(b)	2,391	2,369

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026(b)	2,205	2,165
PQ Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 5/26/2028(b)(c)	985	985
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 9/6/2024(b)	1,240	1,225
Tronox, 1st Lien Term Loan B (ICE LIBOR USD 1-MONTH + 2.5%; ICE LIBOR USD 3-MONTH + 2.5%), 2.64%, 3/10/2028(b)	1,551	1,539

		22,212

Commercial Services & Supplies — 2.3%
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 5/12/2028(b)	3,059	3,066
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.35%, 10/30/2026(b)	2,000	2,002
Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 3/10/2028(b)	2,056	2,044
Nielsen Holdings PLC, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.11%, 3/6/2028(b)	2,140	2,146
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1-MONTH + 2.75%; ICE LIBOR USD 3-MONTH + 2.75%), 3.50%, 9/23/2026(b)	4,747	4,743

		14,001

Communications Equipment — 1.6%
API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 10/1/2026(b)	3,301	3,276
APi Group DE, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/1/2026(b)	730	727
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/6/2026(b)	5,487	5,460

		9,463

Construction & Engineering — 0.7%
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.10%, 1/21/2028(b)	2,485	2,479
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.10%, 1/24/2027(b)	1,802	1,784

		4,263

Containers & Packaging — 3.3%
Altium Packaging LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 2/3/2028(b)(c)	2,740	2,721
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%), 3.39%, 4/3/2024(b)	4,071	3,966
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(b)	3,939	3,936
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 7/1/2026(b)	2,140	2,133
Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/5/2026(b)	3,312	3,282
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 2/5/2023(b)	1,702	1,698

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ring Container Technologies Group LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/31/2024(b)	1,754	1,740

		19,476

Diversified Consumer Services — 2.5%
Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.45%, 5/13/2027(b)	3,204	3,204
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 8/24/2026(b)	1,766	1,264
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.94%, 8/3/2026(b)	1,566	1,568
Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/3/2028(b)	1,800	1,787
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028(b)	2,750	2,745
St. George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 7/17/2025(b)	4,201	4,175

		14,743

Diversified Financial Services — 1.6%
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(b)	4,898	4,906
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023(b)	2,398	2,394
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 3/21/2025(b)	1,571	1,543
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/17/2027(b)	777	780

		9,623

Diversified Telecommunication Services — 4.1%
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.34%, 3/15/2027(b)	2,670	2,644
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(b)	4,982	4,976
Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(b)	9,050	9,183
Iridium Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 11/4/2026(b)	3,004	3,011
MetroNet Systems Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 5/26/2028(b)(c)	2,015	2,015
Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 3 Month + 3.69%), 3.87%, 1/31/2026(b)(c)	2,674	2,656

		24,485

Electric Utilities — 2.6%
Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/10/2027(b)	3,889	3,889
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.70%, 2/16/2026(b)	2,805	2,777
Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 12/13/2025(b)	1,627	1,565
Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 12/15/2027(b)	4,051	4,053

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PG&E Corp., Exit Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 6/23/2025(b)	3,166	3,138

		15,422

Electrical Equipment — 1.7%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025(b)	5,541	5,502
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 3/2/2027(b)	4,445	4,426

		9,928

Electronic Equipment, Instruments & Components — 0.4%
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/30/2028(b)(c)	2,150	2,151

Entertainment — 1.9%
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 3/1/2025(b)	2,637	2,626
Cineworld Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (3-MONTH FIXED LIBOR + 7.00%), 15.25%, 5/23/2024(b)	195	245
(ICE LIBOR USD 3 Month + 2.50%), 3.50%, 2/28/2025(b)	1,636	1,418
Delta 2 SARL, 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(b)	2,466	2,449
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 5/8/2025(b)	1,383	1,357
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.22%, 1/20/2028(b)	3,000	2,980

		11,075

Equity Real Estate Investment Trusts (REITs) — 0.2%
ESH Hospitality, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 9/18/2026(b)	29	28
VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 12/20/2024(b)	1,295	1,283

		1,311

Food & Staples Retailing — 1.4%
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 4/1/2024‡(b)	1,730	1,808
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024(b)	3,647	3,172
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 10/22/2025(b)	1,742	1,744
Utz Quality Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 1/20/2028(b)	1,771	1,769

		8,493

Food Products — 3.0%
Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024(b)	1,934	1,940
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 10/10/2026(b)	2,170	2,168
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(b)(c)	5,747	5,741
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.78%, 5/23/2025(b)	1,654	1,644

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hostess Brands LLC, 1st Lien Term Loan (ICE LIBOR USD 1-MONTH + 2.25%; ICE LIBOR USD 2-MONTH + 2.25%; ICE LIBOR USD 3-MONTH + 2.25%), 3.00%, 8/3/2025(b)	2,991	2,979
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 5/1/2026(b)(c)	2,045	2,039
Shearer’s Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/23/2027(b)	1,602	1,603

		18,114

Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.25%, 11/8/2027(b)	4,856	4,869
Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/4/2028(b)(c)	2,450	2,450

		7,319

Health Care Providers & Services — 5.6%
Air Medical Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/2025(b)	2,185	2,193
CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 6/7/2023(b)	2,505	2,502
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.34%, 8/31/2026(b)	2,611	2,605
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 10/10/2025(b)	3,197	2,723
Lifepoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 11/16/2025(b)	2,319	2,318
Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 3/31/2027(b)	1,571	1,563
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 1-MONTH + 3.5%; ICE LIBOR USD 3-MONTH + 3.5%), 4.25%, 11/30/2027(b)(c)	2,890	2,895
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025(b)	1,866	1,865
PetVet Care Centers LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.84%, 2/14/2025(b)	2,009	1,984
(ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/14/2025(b)	751	748
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 6/27/2025(b)	1,496	1,489
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(b)	2,389	2,299
Tivity Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 5.34%, 3/6/2026(b)	778	777
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.13%, 6/26/2026(b)	2,197	2,184
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 1/8/2027(b)	4,968	4,990

		33,135

Hotels, Restaurants & Leisure — 5.3%
1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 11/19/2026(b)	2,081	2,048

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 12/23/2024(b)	2,079	2,061
CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/4/2025(b)	2,087	2,089
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024(b)(c)	3,319	3,293
Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.95%, 9/18/2024(b)(c)	1,286	1,233
Enterprise Development Authority (The), 1st lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.00%, 2/28/2028(b)	2,675	2,678
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 3 Month + 3.50%), 7.50%, 12/1/2023(b)	1,466	1,449
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/4/2023(b)	1,959	1,943
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(b)	2,882	2,869
(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027(b)	1,317	1,316
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 8/14/2024(b)	4,013	3,972
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/29/2026(b)	3,276	3,270
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.85%, 7/31/2026(b)	1,343	1,336
Zaxby’s Operating Co., LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/28/2027(b)	2,265	2,265

		31,822

Household Durables — 0.7%
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.25%), 4.75%, 12/31/2027(b)	1,760	1,753
MI Windows and Doors, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/18/2027(b)	2,125	2,128

		3,881

Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 1/15/2025(b)	2,328	2,303
Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 8/28/2025(b)	1,280	1,277

		3,580

Insurance — 1.5%
Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 7/31/2027(b)	470	468
Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 5.34%, 1/31/2028(b)	750	758
Asurion LLC, Term Loan B-6 (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 11/3/2023(b)(c)	419	417
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 11/3/2024(b)	2,812	2,798
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2-MONTH + 2.75%; ICE LIBOR USD 3-MONTH + 2.75%), 2.93%, 4/25/2025(b)	2,796	2,768

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.20%, 5/16/2024(b)	1,819	1,804

		9,013

Internet & Direct Marketing Retail — 1.4%
Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.63%, 2/19/2026(b)	2,789	2,782
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/10/2025(b)	3,627	3,618
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026(b)	2,207	2,214

		8,614

IT Services — 1.3%
Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(b)	2,763	2,754
Go Daddy Group, Inc. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 2/15/2024(b)	1,481	1,472
Virtusa Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.00%, 2/11/2028(b)	630	633
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 3/9/2027(b)	2,960	2,936

		7,795

Leisure Products — 0.9%
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 5/24/2027(b)	1,715	1,695
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(b)(d)	4,725	1,937
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(b)(d)	21,042	—	(e)
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023(b)	1,030	982
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(b)	617	609

		5,223

Life Sciences Tools & Services — 1.2%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2-MONTH + 3.25%; ICE LIBOR USD 3-MONTH + 3.25%), 4.25%, 8/30/2024(b)	3,883	3,886
PPD, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 1/13/2028(b)	3,025	3,019

		6,905

Machinery — 2.5%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(b)	3,913	3,919
Club Car, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 5/12/2028(b)(c)	1,040	1,041
Gardner Denver Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 3/1/2027(b)	1,717	1,718
Hillman Group, Inc. (The), Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 5/30/2025(b)	2,792	2,784
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(b)	3,055	3,047
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.27%, 3/28/2025(b)	2,556	2,506

		15,015

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Media — 6.2%
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 2.93%, 7/15/2025(b)(c)	1,952	1,922
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 11/18/2024(b)	1,443	1,425
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2-MONTH + 3.50%; ICE LIBOR USD 3-MONTH + 3.50%), 3.69%, 8/21/2026(b)	8,687	8,404
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 7/17/2025(b)	5,387	5,321
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 1/15/2026(b)(c)	2,117	2,092
E.W. Scripps Co., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 1/7/2028(b)	1,964	1,964
Gray Television, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.36%, 2/7/2024(b)	1,120	1,114
(ICE LIBOR USD 1 Month + 2.50%), 2.61%, 1/2/2026(b)	1,713	1,704
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 5/1/2026(b)	3,581	3,541
iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 5/1/2026(b)	905	906
Meredith Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.59%, 1/31/2025(b)	1,232	1,227
(ICE LIBOR USD 3 Month + 4.25%), 5.25%, 1/31/2025(b)	1,847	1,886
Nexstar Broadcasting, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.34%, 1/17/2024(b)	1,242	1,238
(ICE LIBOR USD 1 Month + 2.50%), 2.61%, 9/18/2026(b)	2,527	2,518
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 11/8/2024(b)	1,713	1,696

		36,958

Metals & Mining — 0.4%
Thyssenkrupp Elevator, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 4.48%, 6/30/2027(b)	2,213	2,220

Oil, Gas & Consumable Fuels — 1.6%
Buckeye Partners, LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.36%, 11/1/2026(b)	2,822	2,806
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 8/1/2023(b)	1,436	1,420
Grizzly Acquisitions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.45%, 10/1/2025(b)	1,418	1,398
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/30/2024(b)	1,460	1,445
Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 9/29/2025(b)	1,434	1,432
Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 5/22/2026(b)	1,201	1,186

		9,687

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Paper & Forest Products — 0.4%
Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 9/7/2027(b)	2,194	2,188

Personal Products — 1.0%
Conair Holdings LLC , 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.75%), 2.13%, 5/17/2028(b)(c)	828	831
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(b)	5,304	5,319

		6,150

Pharmaceuticals — 4.0%
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 9/26/2024(b)	2,672	2,668
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (1 Week LIBOR + 5.50%), 6.50%, 9/6/2024(b)	8,440	8,388
Endo Pharmaceutical, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.75%, 3/27/2028(b)	636	620
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 5/5/2028(b)(c)	3,000	3,012
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 6/2/2025(b)(c)	9,140	9,101

		23,789

Professional Services — 0.5%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/6/2026(b)	3,154	3,143

Road & Rail — 1.5%
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.20%, 12/30/2026(b)	3,785	3,767
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.50%, 6/30/2023(b)	5,397	5,411

		9,178

Software — 6.8%
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(b)	3,038	3,034
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(b)	406	406
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026(b)	2,993	2,995
Cloudera, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027(b)	3,037	3,032
Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/22/2027(b)	1,827	1,826
DigiCert Buyer, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.09%, 2/19/2029(b)	620	623
Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 7/1/2024(b)	1,860	1,864
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/25/2027(b)	4,640	4,612
ION Corporates, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 3.93%, 3/11/2028(b)	1,664	1,665
LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 4.85%, 8/31/2027(b)	3,087	3,087

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/1/2027(b)	2,188	2,193
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 6/1/2026(b)	2,800	2,778
Qlik Technologies, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.10%, 4/26/2024(b)	1,789	1,790
RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 4/24/2028(b)	2,070	2,067
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(b)	1,048	1,036
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(b)	791	782
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 3/24/2028(b)	1,850	1,844
Ultimate Software Group, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026(b)	1,945	1,948
Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 5/4/2026(b)	2,369	2,371

		39,953

Specialty Retail — 3.6%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027(b)	2,540	2,543
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026(b)(f)	2,684	2,555
Consilio, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 4/30/2028(b)	2,015	1,996
DigiCert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 10/16/2026(b)	1,341	1,341
Leslie’s Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 3/9/2028(b)(c)	3,370	3,357
Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027(b)	2,204	2,189
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028(b)	3,070	3,068
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.59%, 12/22/2025(b)	3,637	3,554
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.18%, 4/16/2026(b)(c)	1,026	1,000

		21,603

Technology Hardware, Storage & Peripherals — 1.2%
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 12/22/2025(b)	4,423	4,382
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.44%, 5/16/2025(b)	1,570	1,570
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 8.44%, 5/18/2026(b)	1,089	1,085

		7,037

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Textiles, Apparel & Luxury Goods — 0.7%
Birkenstock, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 4/27/2028(b)(c)	2,535	2,532
Samsonite International SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/25/2025(b)	1,648	1,629

		4,161

Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027(b)	3,041	3,044

TOTAL LOAN ASSIGNMENTS (Cost $518,335)		516,144

CORPORATE BONDS — 7.6%
Auto Components — 0.5%
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	2,000	2,064
6.50%, 4/1/2027	1,000	1,060

		3,124

Chemicals — 0.3%
Trinseo Materials Operating SCA 5.38%, 9/1/2025(g)	1,500	1,528

Consumer Finance — 0.5%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	2,750	2,874

Diversified Telecommunication Services — 1.4%
CCO Holdings LLC
5.13%, 5/1/2027(g)	6,000	6,269
5.00%, 2/1/2028(g)	1,900	1,988

		8,257

Electric Utilities — 0.0%(h)
Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2021‡(d)	75,000	113

Electrical Equipment — 0.4%
Sensata Technologies BV 4.00%, 4/15/2029(g)	2,500	2,505

Electronic Equipment, Instruments & Components — 0.2%
Ingram Micro, Inc. 5.00%, 8/10/2022	1,400	1,444

Entertainment — 0.2%
Cinemark USA, Inc. 4.88%, 6/1/2023	1,279	1,280

Health Care Providers & Services — 2.1%
HCA, Inc.
5.38%, 9/1/2026	4,750	5,373
5.63%, 9/1/2028	750	872
Tenet Healthcare Corp.
7.50%, 4/1/2025(g)	3,100	3,323
5.13%, 11/1/2027(g)	1,500	1,566
4.63%, 6/15/2028(g)	1,000	1,020

		12,154

Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 10/15/2026(g)	700	726

Hotels, Restaurants & Leisure — 0.2%
Six Flags Entertainment Corp. 4.88%, 7/31/2024(g)	1,268	1,278

Household Durables — 0.2%
Newell Brands, Inc. 4.70%, 4/1/2026(i)	1,000	1,124

Media — 0.1%
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	619	650

Oil, Gas & Consumable Fuels — 0.4%
NuStar Logistics LP 5.63%, 4/28/2027	2,000	2,112
PBF Logistics LP 6.88%, 5/15/2023	394	393

		2,505

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc. 7.00%, 3/15/2024(g)	800	817

Software — 0.2%
SS&C Technologies, Inc. 5.50%, 9/30/2027(g)	1,000	1,059

Specialty Retail — 0.5%
Staples, Inc. 7.50%, 4/15/2026(g)	2,768	2,871

Wireless Telecommunication Services — 0.2%
Sprint Corp. 7.88%, 9/15/2023	1,050	1,190

TOTAL CORPORATE BONDS (Cost $44,252)		45,499

	Shares (000)
COMMON STOCKS — 1.4%
Food & Staples Retailing — 0.2%
Moran Foods Backstop Equity*‡	167	959

Media — 0.4%
Clear Channel Outdoor Holdings, Inc.*	369	882
iHeartMedia, Inc., Class A*	62	1,437

		2,319

Multiline Retail — 0.0%(h)
Neiman Marcus Group Restricted Equity*	1	130

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Oil, Gas & Consumable Fuels — 0.4%
California Resources Corp.*	83	2,418

Professional Services — 0.3%
NMG, Inc.*	16	1,807

Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡	3	763

TOTAL COMMON STOCKS (Cost $7,439)		8,396

CONVERTIBLE PREFERRED STOCKS — 0.9%
Specialty Retail — 0.9%
Claire’s Stores, Inc. *‡(Cost $889)	2	5,252

	No. of Rights (000)

RIGHTS — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., expiring 12/31/2049*‡ (Cost $—)	675	794

	No. of Warrants (000)

WARRANTS — 0.0%(h)
Diversified Telecommunication Services — 0.0%(h)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	7	91

Entertainment — 0.0%(h)
Cineworld Group expiring 12/31/2049, price 4,149.00 GBP (United Kingdom)*	63	46

TOTAL WARRANTS (Cost $—)		137

	Principal Amount ($000)

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
Southcross Holdco Equity 0.00%, 7/9/2070‡(Cost $470)	136	—

	Shares (000)
SHORT-TERM INVESTMENTS — 3.2%
INVESTMENT COMPANIES — 3.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(j)(k) (Cost $18,987)	18,987	18,987

Total Investments — 99.8% (Cost $590,372)		595,209
Other Assets Less Liabilities — 0.2%		1,338

Net Assets — 100.0%		596,547

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	United States Dollar
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(c)	All or a portion of this security is unsettled as of May 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Fund is subject to legal or contractual restrictions on the resale of the security.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—	$—	(a)	$—	(a)
Common Stocks
Food & Staples Retailing	—	—	959		959
Media	2,319	—	—		2,319
Multiline Retail	130	—	—		130
Oil, Gas & Consumable Fuels	2,418	—	—		2,418
Professional Services	1,807	—	—		1,807
Specialty Retail	—	—	763		763

Total Common Stocks	6,674	—	1,722		8,396

Convertible Preferred Stocks	—	—	5,252		5,252
Corporate Bonds
Auto Components	—	3,124	—		3,124
Chemicals	—	1,528	—		1,528
Consumer Finance	—	2,874	—		2,874
Diversified Telecommunication Services	—	8,257	—		8,257
Electric Utilities	—	—	113		113
Electrical Equipment	—	2,505	—		2,505
Electronic Equipment, Instruments & Components	—	1,444	—		1,444
Entertainment	—	1,280	—		1,280
Health Care Providers & Services	—	12,154	—		12,154
Health Care Technology	—	726	—		726
Hotels, Restaurants & Leisure	—	1,278	—		1,278
Household Durables	—	1,124	—		1,124
Media	—	650	—		650
Oil, Gas & Consumable Fuels	—	2,505	—		2,505
Pharmaceuticals	—	817	—		817
Software	—	1,059	—		1,059
Specialty Retail	—	2,871	—		2,871
Wireless Telecommunication Services	—	1,190	—		1,190

Total Corporate Bonds	—	45,386	113		45,499

Loan Assignments
Aerospace & Defense	—	4,805	—		4,805
Airlines	—	4,024	—		4,024
Auto Components	—	10,309	—		10,309
Beverages	—	2,774	—		2,774
Building Products	—	5,420	—		5,420
Capital Markets	—	2,639	—		2,639
Chemicals	—	22,212	—		22,212
Commercial Services & Supplies	—	14,001	—		14,001
Communications Equipment	—	9,463	—		9,463
Construction & Engineering	—	4,263	—		4,263
Containers & Packaging	—	19,476	—		19,476
Diversified Consumer Services	—	14,743	—		14,743
Diversified Financial Services	—	9,623	—		9,623
Diversified Telecommunication Services	—	24,485	—		24,485
Electric Utilities	—	15,422	—		15,422
Electrical Equipment	—	9,928	—		9,928
Electronic Equipment, Instruments & Components	—	2,151	—		2,151
Entertainment	—	11,075	—		11,075
Equity Real Estate Investment Trusts (REITs)	—	1,311	—		1,311
Food & Staples Retailing	—	6,685	1,808		8,493
Food Products	—	18,114	—		18,114
Health Care Equipment & Supplies	—	7,319	—		7,319
Health Care Providers & Services	—	33,135	—		33,135
Hotels, Restaurants & Leisure	—	31,822	—		31,822
Household Durables	—	3,881	—		3,881
Independent Power and Renewable Electricity Producers	—	3,580	—		3,580
Insurance	—	9,013	—		9,013
Internet & Direct Marketing Retail	—	8,614	—		8,614
IT Services	—	7,795	—		7,795
Leisure Products	—	3,286	1,937		5,223
Life Sciences Tools & Services	—	6,905	—		6,905
Machinery	—	15,015	—		15,015
Media	—	36,958	—		36,958
Metals & Mining	—	2,220	—		2,220
Oil, Gas & Consumable Fuels	—	9,687	—		9,687
Paper & Forest Products	—	2,188	—		2,188
Personal Products	—	6,150	—		6,150
Pharmaceuticals	—	23,789	—		23,789
Professional Services	—	3,143	—		3,143
Road & Rail	—	9,178	—		9,178
Software	—	39,953	—		39,953
Specialty Retail	—	21,603	—		21,603
Technology Hardware, Storage & Peripherals	—	7,037	—		7,037
Textiles, Apparel & Luxury Goods	—	4,161	—		4,161
Wireless Telecommunication Services	—	3,044	—		3,044

Total Loan Assignments	—	512,399	3,745		$516,144

Rights	—	—	794		794
Warrants
Diversified Telecommunication Services	—	—	91		91
Entertainment	—	46	—		46

Total Warrants	—	46	91		137

Short-Term Investments
Investment Companies	18,987	—	—		18,987

Total Investments in Securities	$25,661	$557,831	$11,717		$595,209

(a)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Collateralized Mortgage Obligations	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)
Common Stocks	1,679		(4,813)	4,856	—	—	—	—	—	1,722
Convertible Preferred Stocks	4,545		264	792	—	—	(349)	—	—	5,252
Corporate Bonds	1,698		147	(116)	—	—	(1,616)	—	—	113
Loan Assignments	4,411		—	(246)	9	321	(750)	—	—	3,745
Rights	794		—	—	—	—	—	—	—	794
Warrants	91		—	—	—	—	—	—	—	91

Total	$13,218		$(4,402)	$5,286	$9	$321	$(2,715)	$—	$—	$11,717

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is Zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $588.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

	Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$3,745	Term of Restructuring	Expected Recovery	41.00% - 100.00% (71.59%)

Loan Assignments	3,745

	91	Market Comparable Companies	EBITDA Multiple (b)	4.8x (4.8x)

Warrants	91

Total	$3,836

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $7,881. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$38,568	$88,481	$108,062	$—	$—	$18,987	18,987	$2	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.